LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

8. LEASES

The Company has operating leases for corporate offices, warehouses, sorting centers, cars and parking spots. The Company’s leases have remaining lease terms of 1 to 8 years, some of which include options to terminate the leases within 1 year.

The Company has finance leases for warehouses, call centers, sorting centers and cars. The Company’s leases have remaining lease terms of 1 to 20 years, some of which include options to terminate the leases within 1 year.

The components of lease expense comprise of the operating lease cost, which is disclosed in the consolidated statements of cash flows, and the following costs:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Total variable lease cost	—	2,039	2,067	27.8
Finance lease cost:
Amortization of right-of-use assets	174	348	977	13.2
Interest on lease liabilities	75	134	683	9.1
Total finance lease cost	249	482	1,660	22.3

Variable lease payments mainly related to car leases for carsharing business and represent mileage-based payments.

Supplemental balance sheet information related to leases was as follows:

	2020	2021	2021
	RUB	RUB	$
Operating leases
Operating lease right-of-use assets	20,800	36,245	487.9
Operating lease liabilities – current (Note 4)	8,620	10,525	141.7
Operating lease liabilities – non-current	12,830	24,642	331.7
Total operating lease liabilities	21,450	35,167	473.4

Finance lease liabilities – current (Note 4)	321	1,467	19.7
Finance lease liabilities – non-current	3,387	15,350	206.6
Total finance lease liabilities	3,708	16,817	226.3

Maturities of lease liabilities as of December 31, 2021 were as follows:

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2022	12,656	170.4	2,577	34.7
2023	11,247	151.4	2,774	37.3
2024	7,107	95.7	2,602	35.0
2025	3,362	45.3	4,667	62.8
2026	2,429	32.7	1,397	18.8
Thereafter	3,158	42.4	11,235	151.3
Total lease payments	39,959	537.9	25,252	339.9

Less imputed interest	(4,792)	(64.5)	(8,435)	(113.5)
Total	35,167	473.4	16,817	226.4

Information about weighted-average remaining lease term and weighted-average discount rate is presented below:

	Weighted average remaining lease term, years		Weighted average discount rate, %
	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021
Operating leases	4.2	4.0	6.2%	6.2%
Finance leases	8.0	9.1	6.4%	7.3%

The Company recognized sublease income of RUB 7,544, RUB 8,525 and RUB 11,873 ($159.8) for the years ended December 31, 2019, 2020 and 2021, respectively, presented within the revenues line in the consolidated statements of operations.

As of December 31, 2021, the Company had additional operating leases that have not yet commenced of RUB 2,256 ($30.4). These operating leases will commence in the fiscal year 2022 with lease terms of 3 to 10 years.

As of December 31, 2021, the Company had additional finance leases that have not yet commenced of RUB 21,477 ($289.1). These finance leases will commence in the fiscal year 2022 with lease terms of 3 to 20 years.